Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Significant Accounting Policies
3.
Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, deposits held with banks and other short-term liquid investments with maturities of less than 90 days.

RESTRICTED CASH

Restricted cash is recorded as current assets representing (i) a cash balance to satisfy margin requirements on the Company’s option trading positions, if any, and (ii) minimum funding requirements for two separate captive insurance structures.

BIOLOGICAL ASSETS

The Company’s biological assets consist of cannabis plants. The Company capitalizes all direct and indirect costs related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest, including labour-related costs, consumables, materials, utilities, facilities costs, depreciation and quality and testing costs. Biological assets are then recorded at fair value and consist of cannabis plants in various stages of vegetation, including cannabis clones which have not been harvested. Net unrealized changes in fair value of biological assets less costs to sell during the period are included in the results of operations for the related period. Biological assets are valued in accordance with International Accounting Standard 41 – Agriculture (“IAS 41”) and are presented at their fair values less costs to sell up to the point of harvest. The fair values are determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, and then adjusts the amount for the expected selling price less costs to produce and sell per gram. The fair value measurements for biological assets have been categorized as Level 3 fair values based on the inputs to the valuation technique used. The Company’s method of accounting for biological assets attributes value accretion on a straight-line basis throughout the life of the biological asset from initial cloning to the point of harvest. The estimated expected harvest yield is based on assumptions of the estimated yield per plant and the weighted average number of growing weeks completed as a percentage of total expected growing weeks as at year end. These estimates are subject to volatility in market prices, market conditions, yields and costs, which could significantly affect the fair value of biological assets in future periods. Differences from the anticipated yield will be reflected in the net change in fair value of biological assets in future periods.

INVENTORY

Harvested cannabis

Inventories of harvested cannabis are valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value less costs to sell up to the point of harvest, which becomes the initial deemed cost. All subsequent direct and indirect post-harvest costs are capitalized to inventory as incurred, including labour-related costs, consumables, materials, packaging supplies, utilities, facilities costs, as well as quality and testing costs. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Cannabis supplies and consumables are initially valued at cost and subsequently at the lower of cost and net realizable value.

The valuation of biological assets at the point of harvest is used as the measurement basis for all cannabis-based inventory and, thus, any critical estimates and judgements related to the valuation of biological assets are also applicable to inventory. The valuation of work-in-progress and finished goods also requires the estimate of conversion costs incurred, which become part of the carrying amount of the inventory.

Retail inventory

Retail inventory at Company-owned stores is valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of selling the final product. Cost is determined using the weighted average method and comprises direct purchase costs. Inventory is written down to its net realizable value when the cost of inventory is estimated to be unrecoverable due to obsolescence, damage or declining selling prices. The Company makes estimates related to obsolescence, future selling prices, seasonality, customer behavior and fluctuations in inventory levels.

PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment (“PP&E”) are carried at cost less accumulated depreciation, less any recognized impairment losses. The cost of additions, betterments, renewals, and interest during construction is capitalized. Each part of a component of PP&E with a cost that is significant in relation to the total cost of the component is depreciated separately. When the cost of replacing a portion of a component of PP&E is capitalized, the carrying amount of the replaced component is derecognized.

Depreciation of construction in progress assets commences when the assets are ready for their intended use or when a Health Canada producer’s licence is granted. The assets’ residual values and useful lives are reviewed, and adjusted as appropriate, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by adjusting the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.

Any gain or loss arising on the disposal or retirement of a component of PP&E is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit and loss.

PP&E are depreciated as they become available for use. Buildings are not depreciated until a producer’s licence is obtained, if required for operation. For assets available for use, depreciation is computed using the straight-line method over the estimated useful lives of the assets, as described below:

•
Production facilities — 20 years
•
Equipment — 1 to 10 years
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Right of use assets and leasehold improvements — Shorter of estimated useful life or lease term

INTANGIBLE ASSETS

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is provided on a straight-line basis over their estimated useful lives, once the intangible asset is available for use, as described below. If the intangible asset is not yet available for use it will be tested for impairment on an annual basis in accordance with International Accounting Standard 38 – Intangible Assets (“IAS 38”).

The Company’s intangible assets are comprised of the following:

•
Intellectual property purchased from Sun 8 Holdings Inc. in 2019 consisting of world-wide proprietary rights to certain cannabis brands, including patents, copyrights and trademarks with a useful life of 15 years.
•
Intellectual property purchased from a private company consisting of world-wide proprietary rights to certain cannabis strains with a useful life of 12 years.
•
Intellectual property acquired through the acquisition of Inner Spirit (as defined below) consisting of a trade name with an indefinite life and franchise agreements with useful lives of 8 years.
•
Intangible assets acquired through the acquisition of Alcanna consisting of brands, licenses, permits and software.

Joint arrangements

Joint arrangements represent activities where the Company has joint control established by a contractual agreement. Joint control requires unanimous consent for the relevant financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.

For a joint operation, the parties consolidate their proportionate share of the assets, liabilities, revenues, expenses and cash flows of the arrangement with items of a similar nature on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.

Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost, or fair value if acquired as part of a business combination. Joint ventures are adjusted thereafter for the post-acquisition change in the Company's share of the equity accounted investment's net assets. The Company’s consolidated financial statements include its share of the equity accounted investment's profit or loss and other comprehensive income, until the date that joint control ceases. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.

Interests in equity-accounted investees

The Company’s interest in equity-accounted investees comprise interests in an associate and a joint venture.

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Company has joint control, whereby the Company has rights to the net assets of the arrangement, rather than rights to assets and obligations for its liabilities.

Interests in associates and joint ventures are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and OCI of equity-accounted investees, until the date on which significant influence or joint control ceases.

IMPAIRMENT OF ASSETS

Management assesses and continually monitors internal and external indicators of impairment relating to the Company’s assets. The assessment of indicators of impairment takes into account various factors including the likelihood of obtaining and maintaining future licences from Health Canada, the demand for cannabis for recreational purposes, the price of cannabis, and changes in market discount rates.

(i)
Financial assets

The Company applies an expected credit loss (“ECL”) model to all financial assets not held at fair value through profit and loss (“FVTPL”) where credit losses that are expected to transpire in futures years are provided for, irrespective of whether a loss event has occurred or not as at the statement of financial position date. For trade receivables, the Company has applied the simplified approach under International Financial Reporting Standard 9 – Financial Instruments (“IFRS 9”) and have calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of the difference between the cash flows due in accordance with the contract and the cash flow the Company expects to receive. ECLs are discounted at the effective interest rate of the financial asset. For financial assets measured at amortized cost, the Company has applied the general approach under IFRS 9 and has calculated ECLs based on lifetime expected credit losses, taking into consideration whether the credit risk of a financial asset has increased significantly since initial recognition. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment, that includes forward-looking information.

(ii)
Non-financial assets

The carrying amounts of the Company’s PP&E, right of use assets and intangible assets, including goodwill, are assessed for impairment indicators and impairment reversal indicators at each reporting period end to determine whether there is an indication that such assets have experienced impairment or impairment reversal. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss or impairment reversal, if any.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s or group of asset’s estimated fair value less costs of disposal and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable independent cash inflows (a cash generating unit (“CGU”)).

Where an impairment loss is subsequently determined to have reversed, the carrying amount of the asset or CGU is adjusted to the revised estimate of its recoverable amount but limited to the carrying amount that would have been determined had no impairment loss been recognized previously. A reversal of an impairment loss, net of any depreciation that would have been recorded, is recognized immediately in the statements of loss and comprehensive loss. Impairments of goodwill are not reversed.

FINANCIAL INSTRUMENTS

The Company classifies the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instruments:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. A financial asset or liability is measured initially at fair value plus, for an item not measured at FVTPL, transaction costs that are directly attributable to its acquisition or issuance.

(i)
Financial assets

At initial recognition, a financial asset is classified and measured at: amortized cost, FVTPL or fair value through other comprehensive income (“FVOCI”) depending on the business model and contractual cash flows of the instrument.

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest rate method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss.

Financial assets at FVTPL are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. A substantial modification to the terms of an existing financial asset results in the derecognition of the financial asset and the recognition of a new financial asset at fair value. In the event that the modification to the terms of an existing financial asset do not result in a substantial difference in the contractual cash flows the gross carrying amount of the financial asset is recalculated and the difference resulting from the adjustment in the gross carrying amount is recognized in profit or loss.

The Company’s cash and cash equivalents, restricted cash and accounts receivable are measured at amortized cost. The Company’s marketable securities are measured at FVTPL. The Company’s long-term investments are measured at amortized cost and FVTPL. The Company has no financial assets measured at FVOCI.

(ii)
Financial liabilities

Financial liabilities are initially measured at amortized cost or FVTPL. Accounts payable and accrued liabilities are initially recognized at the amount required to be paid less any required discount to reduce the payables to fair value. Long-term debt is recognized initially at fair value, net of any transaction costs incurred, and subsequently at amortized cost using the effective interest method.

Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense and foreign exchange gains and losses, are recognized in profit or loss.

Financial liabilities are derecognized when the liability is extinguished. A substantial modification of the terms of an existing financial liability is recorded as an extinguishment of the original financial liability and the recognition of a new financial liability. The difference between the carrying amount of a financial liability extinguished and the consideration paid is recognized in profit or loss. Where a financial liability is modified in a way that does not constitute an extinguishment, the modified cash flows are discounted at the liability’s original effective interest rate. Transaction costs paid to third parties in a modification are amortized over the remaining term of the modified debt.

The Company’s accounts payable and accrued liabilities and financial guarantee liability are measured at amortized cost. The Company’s derivative warrant liabilities were designated as FVTPL upon initial recognition.

Provisions

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. The amount of a provision is the best estimate of the consideration at the end of the reporting period. Provisions measured using estimated cash flows required to settle the obligation are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The Company has no onerous contracts during the years ended and as at December 31, 2022 and 2021.

NON-MONETARY TRANSACTIONS

All non-monetary transactions are measured at the fair value of the asset surrendered or the asset received, whichever is more reliable, unless the transaction lacks commercial substance, or the fair value cannot be reliably established. The lack of commercial substance requirement is met when the future cash flows are expected to change significantly as a result of the transaction. When the fair value of a non-monetary transaction cannot be reliably measured, it is recorded at the carrying amount (after reduction, when appropriate, for impairment) of the asset given up, adjusted by the fair value of any monetary consideration received or given. When the asset received or the consideration given consists of shares in an actively traded market, the value of those shares will be considered fair value.

COMPOUND FINANCIAL INSTRUMENTS

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability which does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the compound financial instrument taken as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition.

Interest and losses and gains relating to the financial liability are recognized in profit and loss. On conversion, the financial liability is reclassified to equity; no gain or loss is recognized on conversion.

REVENUE

Under International Financial Reporting Standard 15 – Revenue from Contracts with Customers (“IFRS 15”), to determine the amount and timing of revenue to be recognized, the Company follows a five-step model:

1.
Identifying the contract with a customer
2.
Identifying the performance obligations
3.
Determining the transaction price
4.
Allocating the transaction price to the performance obligations
5.
Recognizing revenue when/as performance obligations are satisfied

Cannabis revenue

Gross revenue from the direct sale of cannabis for a fixed price is recognized when the Company transfers control of the goods to the customer. The transfer of control is specific to each contract and can range from the point of delivery to a specified length of time for the customer to accept the goods.

For contracts that permit the customer to return goods, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data and management’s expectation of future returns. In these circumstances, a refund liability and a right to recover returned goods asset are recognized. The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover goods. The refund liability is included in accounts payable and accrued liabilities and the right to recover returned goods is included in inventory. The Company reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly.

Gross revenue earned in Canada includes excise taxes, which the Company pays as principal, but excludes duties and taxes collected on behalf of third parties. Net revenue is gross revenue less excise taxes. Gross revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. Therefore, gross revenue is stated net of expected price discounts, allowances for customer returns and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Retail revenue

Retail revenue consists of sales through corporate stores and e-commerce operations. Revenue at corporate stores is recognized at the point of sale when the customer takes control of the goods or service and is measured at the amount of consideration to which the Company expects to be entitled to, net of estimated returns, and sales incentives. The Company considers its performance obligations to be satisfied at the point of sale. The Company’s goods and services are generally capable of being distinct and are accounted for as a separate performance obligation. Sales through e-commerce operations are recognized when the customer takes control of the goods or services upon delivery and is measured at the amount of consideration to which the Company expects to be entitled, net of estimated returns, and sales incentives.

It is the Company’s policy to sell merchandise with a limited right to return. Returns are only provided through exchanges or the issuance of a gift card.

The Company sells gift cards. The sale of a gift card creates a future performance obligation. When (or as) the performance obligation is satisfied, the Company recognizes revenue as the amount of the transaction price.

Franchise revenue

Franchise fees are recognized at a point in time when the Company satisfies its performance obligations which is determined to be when the franchise begins operations. Performance obligations include site selection, lease assistance and training. Initial franchise fees are allocated to the performance obligations based on the estimated standalone selling prices. Funds received in advance of a franchise starting operations are recorded as franchise fee deposits.

Ongoing royalty and advertisement fees, which are determined on a formula basis in accordance with the terms of the relevant franchise agreement, based on monthly revenues of the franchisees, are recognized as revenue when the contractual performance obligations have been achieved or other service-related performance obligations have been completed. The performance obligations relate to providing support to the franchise partners and stewarding the Spiritleaf brand. While the franchisees are operating under the name Spiritleaf, they utilize the Spiritleaf trademark, thereby, the Company has performed its obligations to recognize the revenue, as per the franchise agreements.

Other revenue

Proprietary licensing revenue is generated from proprietary licensing services provided to customers. Revenue is recognized when the services are delivered to the customer at a point in time as outlined by the contract. The Company does not operate or manage these services separately from its primary retail sales or operations.

Millwork revenue is defined as the proceeds and receivables related to the sale of millwork, which includes store fixtures. Millwork revenue is recognized at a point in time when a contractual exchange agreement has been entered into, and the performance obligation is considered to have been met when the millwork has been delivered to the franchise partner.

Supply revenue represents revenues earned from the sales of custom Spiritleaf accessories to franchise locations. The Spiritleaf accessory revenue is earned when the goods are shipped.

RESEARCH AND DEVELOPMENT

Research costs are expensed in the period incurred. Development costs are expensed in the period incurred unless the Company believes a development project meets the generally accepted criteria for deferral and amortization per IAS 38. Research and development costs comprise consulting fees, costs to cultivate and test cultivar batches to the point of commercialization and licence acquisition fees. No development costs have been capitalized as at December 31, 2022, or December 31, 2021.

SHARE-BASED COMPENSATION

The Company’s share-based compensation plans include equity-settled awards and cash-settled awards.

The fair value of share-based compensation expenses is estimated using the Black-Scholes pricing model and relies on a number of estimates, such as the expected life of the award, the volatility of the underlying share price, the risk-free rate of return and the estimated rate of forfeiture of awards granted.

Equity-settled

Simple and performance warrants, stock options and restricted share units (“RSUs”) are granted from time to time to employees, directors, and others at the discretion of the Board. The grant date fair value of simple warrants, performance warrants, stock options and RSUs is recognized as share-based compensation expense, with a corresponding increase in contributed surplus, over the vesting period of the awards. On exercise of simple warrants, performance warrants and stock options, the cash consideration received is credited to share capital and the associated amount in contributed surplus is reclassified to share capital. On exercise of RSUs, the associated amount in contributed surplus is reclassified to share capital.

Cash-settled

DSUs are granted to directors and represent a right for the holder to receive a cash payment equal to the fair value of the Company’s common shares calculated at the date of such payment.

Nova DSUs are granted to Nova directors and represent a right for the holder to receive a cash payment equal to the fair value of Nova’s common shares calculated at the date of such payment, or Nova common shares, at the discretion of Nova.

DSUs are accounted for as a liability instrument and measured at fair value based on the market value of the Company’s common shares at each period end. The fair value is recognized as share-based compensation over the vesting period. Fluctuations in the fair value are recognized within share-based compensation in the period in which they occur.

INCOME TAXES

Income taxes are recognized in profit and loss, except to the extent that they relate to items recognized directly in equity, in which case the tax is recognized in equity.

Current taxes are generally the expected income tax payable on taxable income for the reporting period, calculated using rates enacted or substantively enacted at the consolidated statements of financial position dates, and include any adjustment to income tax payable or recoverable in respect of previous periods.

Uncertain income tax positions are accounted for using the standards applicable to current income tax assets and liabilities. Liabilities and assets are recorded to the extent they are deemed to be probable.

Deferred tax is recognized using the asset and liability method, based on temporary differences between financial statement carrying amounts of assets and liabilities and their respective income tax bases. Deferred tax is determined using tax rates that have been enacted or substantively enacted at the consolidated statements of financial position date and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled. Deferred tax is not accounted for where it arises from initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction, affects neither accounting nor taxable income

(loss). The amount of deferred tax recognized is based on the expected manner and timing of realization or settlement of the carrying amount of assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future taxable income will be available for which the temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and adjusted to the extent that it is no longer probable that the related tax benefit will be realized.

Tax assets and liabilities are offset when the Company has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Deferred tax assets, including those arising from tax loss carry-forwards, require management to assess the likelihood that the Company will generate sufficient taxable earnings in future periods in order to utilize recognized deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions in future periods. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be affected.

BUSINESS COMBINATIONS

Business combinations are accounted for using the acquisition method of accounting when the acquired assets meet the definition of a business. The acquired identifiable assets and liabilities and contingent liabilities assumed in a business combination are measured at their fair values at the acquisition date. The cost of an acquisition is measured as the fair value of consideration transferred to the sellers, including cash paid and the fair value of assets given, equity instruments issued, and liabilities of the seller assumed at the acquisition date. Any excess of the fair value of the consideration paid over the fair value of the identifiable assets, liabilities and contingent liabilities acquired is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets acquired, the difference is recognized immediately in net earnings. Transaction costs associated with business combinations are expensed as incurred.

FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED IN A BUSINESS COMBINATION

The fair value of assets acquired and liabilities assumed in a business combination, including contingent consideration and goodwill, is estimated based on information available at the date of acquisition. Various valuation techniques are applied for measuring fair value including market comparables and discounted cash flows which rely on assumptions such as future selling prices, expected sales volumes, discount rates and future development and operating costs. Changes in these variables could significantly impact the carrying value of the net assets. Specific judgement is required in the identification of intangible assets.

GOODWILL

Goodwill is assessed for impairment annually or when facts and circumstances indicate that it is impaired. Goodwill is tested for impairment at a CGU level by comparing the carrying amount to the recoverable amount, which is determined as the greater of fair value less costs of disposal and value in use. Any excess of the carrying amount over the recoverable amount is the impaired amount. The recoverable amount estimates are categorized as Level 3 according to the fair value hierarchy. Impairment charges are recognized in profit and loss. Goodwill is reported at cost less any accumulated impairment. Goodwill impairments are not reversed.

NON-CONTROLLING INTERESTS

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets, determined on an acquisition-by-acquisition basis.

Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related non-controlling interest and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

LEASES

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As a lessee

The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost and any direct costs of obtaining the lease, and subsequently at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease liability. Depreciation is recognized on the lease asset over the shorter of the estimated useful life of the asset or the lease term. The lease liability is initially measured at the present value of the lease payments that have not been paid at the commencement date, discounted at the rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. Lease payments are allocated between the liability and accretion expense. Accretion expense is recognized on the lease liability using the effective interest rate method and payments are applied against the lease liability.

The carrying amounts of the right of use assets, lease liability, and the resulting interest and depreciation expense are based on the implicit interest rate within the lease arrangement or, if this information is unavailable, the incremental borrowing rate. Incremental borrowing rates are based on judgements including economic environment, term, and the underlying risk inherent to the asset.

As a lessor

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. Under a finance lease, the Company recognizes a receivable at an amount equal to the net investment in the lease which is the present value of the aggregate of lease payments receivable by the lessor. Under an operating lease, the Company recognizes lease payments received as income on a straight-line basis over the lease term. When the Company is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right of use asset arising from the head lease, not with reference to the underlying asset.

GOVERNMENT GRANTS

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. If a grant is received but reasonable assurance and compliance with conditions is not achieved, the grant is recognized as a deferred liability until such conditions are fulfilled. When the grant relates to an expense item in nature, it is recognized as “government subsidies” in profit or loss on a systematic basis in the period in which the costs are incurred.

Captive Insurance

The Company has secured insurance coverage for its directors and officers through two separate captive insurance structures.

The first structure is a captive cell program entered into with a registered insurer for the purpose of holding and managing the Company’s coverage funds through a separate cell account (“Cell Captive”). The Company applies International Financial Reporting Standard 10 – Consolidated Financial Statements (“IFRS 10”) in its assessment of control as it relates to the Cell Captive. The Company’s accounting policy is to consolidate the Cell Captive. The Cell Captive funds are held as cash and may be invested according to the Company’s treasury policy. The funds are disclosed as restricted cash as the Cell Captive must be fully funded at all times. The Company will recognize any gains or losses from fair market value adjustments, interest and/or foreign exchange in the statements of income (loss) and comprehensive income (loss).

The second structure is a wholly owned subsidiary, Sundial Insurance (Bermuda) Ltd. (“SIBL”), incorporated to provide separate and additional coverage. The Company applies IFRS 10 in its assessment of control as it relates to SIBL. The Company’s accounting policy is to consolidate SIBL. The funds are disclosed as restricted cash as the funds were required for initial capitalization of the entity and there is a requirement to maintain minimum capital and surplus in accordance with industry regulations.

NEW ACCOUNTING STANDARDS

The following accounting standards were effective for annual periods beginning on or after January 1, 2022 and did not have a material impact on the Company’s consolidated financial statements:

•
Onerous Contracts — Cost of Fulfilling a Contract — Amendments to IAS 37
•
Property, Plant and Equipment: Proceeds before Intended Use — Amendments to IAS 16

There are new accounting standards, amendments to accounting standards and interpretations that are effective for annual periods beginning on or after January 1, 2023, that have not been applied in preparing the consolidated financial statements for the year ended December 31, 2022. These standards and interpretations are not expected to have a material impact on the Company’s consolidated financial statements and include:

•
Classification of Liabilities as Current or Non-current — Amendment to IAS 1
•
IFRS 17 Insurance Contracts
•
Definition of Accounting Estimate — Amendments to IAS 8
•
Deferred Tax related to Assets and Liabilities arising from a Single Transaction — Amendments to IAS 12